OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2017	2016
Unamortized sellers' credit	3,958	6,124
Obligations under capital leases - long-term portion	230,576	118,754
Other items	4	4
	234,538	124,882

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
In October 2015, the Company entered into agreements to charter in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. Both vessels are accounted for as direct financing lease assets. The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2018	26,289
2019	25,054
2020	25,122
2021	25,054
2022	25,054
Thereafter	281,850
Total lease obligations	408,423
Less: imputed interest payable	(168,816)
Present value of obligations under capital leases	239,607
Less: current portion	(9,031)
Obligations under capital leases - long-term portion	230,576

Interest incurred on capital leases was $16.0 million (2016: $0.2 million, 2015: $nil)